Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consists of the following:

	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Cost
Construction in progress	309,948,621	255,113,837	$35,956,848
Plant and buildings	178,756,490	217,248,236	30,619,906
Machinery and equipment	237,637,928	255,507,522	36,012,336
Electronic equipment	11,117,440	10,335,481	1,456,727
Motor vehicles	3,031,087	3,081,506	434,321
Office equipment and furniture	34,423,995	42,870,071	6,042,294
Leasehold improvements	5,597,019	4,862,781	685,381
Total Cost	780,512,580	789,019,434	111,207,813
Less: accumulated depreciation	(178,864,241)	(205,542,536)	(28,970,054)
Less: asset impairment	(29,891,896)	(110,128,892)	(15,522,043)
Property and equipment, net	571,756,443	473,348,006	$66,715,716

In fiscal 2014, based on an evaluation of the Company’s related production plan and the conditions of its property, plant and equipment, the Company recorded an asset impairment of approximately RMB29.9 million on property, plant and equipment that could no longer be used for production.

In fiscal 2024, based on an evaluation of the Company’s production facilities for PIKA recombinant protein COVID-19 vaccine, the Company recorded an asset impairment of approximately RMB80.2 million (US$11.3 million) on the related property, plant and equipment that could no longer be used for other vaccine production.